                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ---------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boone Capital Management, LP
Address: 400 Madison Avenue, Suite 12D
         New York, NY 10017

Form 13F File Number: 28-12770

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Markus
Title: Partner
Phone: 917-721-6304

Signature, Place, and Date of Signing:


/s/ David Markus           New York, NY        November 13, 2008
--------------------   -------------------   -------------------
      (Name)               (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 0 Items

Form 13F Information Table Value Total: $0

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    Market Value  Shares/ Sh/ Invstmt    Other  Voting Authority
Name of Issuer Title of Class CUSIP  (x $1000)   Prn Amt. Prn Discretn Managers       Sole
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